Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
The Acquirers Fund
Shareholder Report [Line Items]
Fund Name	The Acquirers Fund
Class Name	The Acquirers Fund
Trading Symbol	ZIG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Acquirers Fund for the period of May 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://acquirersfund.com/. You can also request this information by contacting us at 1-646-535-8629.
Additional Information Phone Number	1-646-535-8629
Additional Information Website	https://acquirersfund.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Acquirers Fund	$83	0.75%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the fiscal year ended April 30, 2026, The Acquirers Fund (ZIG) rose approximately 22.52 percent at NAV. The Fund underperformed the S&P 500 Total Return Index, which gained 31.05 percent over the same period. Market conditions were shaped by two distinct phases: a sharp tariff-driven equity selloff in early April 2025 that compressed valuations across cyclical and value-oriented sectors, followed by a strong recovery through the second half of 2025 as tariff fears subsided, the Federal Reserve cut its policy rate three times (a cumulative 75 basis points to a range of 3.50–3.75 percent), and corporate earnings growth remained robust. The second half saw equity market leadership broaden meaningfully beyond mega-cap technology into industrials, financials, and materials — all sectors where the Fund carried significant exposure. This broadening of market gains, combined with historically wide valuation spreads between cheap and median stocks as measured by the Acquirer’s Multiple®, provided a tailwind for the Fund’s deep-value, mid-cap-tilted portfolio after multiple years of relative headwinds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/14/2019)
The Acquirers Fund NAV	22.52	10.15	7.86
S&P 500 TR	31.05	13.14	16.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://acquirersfund.com/ for more recent performance information.
Net Assets	$ 32,734,043
Holdings Count | $ / shares	32
Advisory Fees Paid, Amount	$ 258,891
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$32,734,043
Number of Holdings	32
Net Advisory Fee	$258,891
Portfolio Turnover	107%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(% of Net Assets)
Crocs, Inc.	4.3%
Mueller Industries, Inc.	4.0%
Olin Corp.	3.7%
Synchrony Financial	3.7%
Altria Group, Inc.	3.6%
VeriSign, Inc.	3.6%
Southern Copper Corp.	3.5%
Lantheus Holdings, Inc.	3.5%
California Resources Corp.	3.4%
Artisan Partners Asset Management, Inc.	3.3%
Industry Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://acquirersfund.com/